Acquisitions	12 Months Ended
Dec. 31, 2015
Business Combinations [Abstract]
Acquisitions
Acquisitions
2015 Acquisitions
bebop Technologies
In December 2015, we completed the acquisition of bebop Technologies Inc. (bebop), a company with a cloud-based development platform focused on enterprise applications. The fair value of total consideration transferred in connection with the close was $272 million, of which $1 million was paid in cash and $271 million was paid in the form of Alphabet Class C capital stock. We issued a total of approximately 514 thousand shares of Alphabet Class C capital stock in relation to this acquisition, part of which will be accounted for as compensation expense. The fair value of the shares of capital stock issued was determined based on the closing market price of Alphabet's Class C capital stock as of the close date. The Class C capital stock issued by Alphabet in connection with the acquisition was treated as a capital contribution from Alphabet to Google. We expect the acquisition will help us provide a new platform to build and maintain enterprise applications. As part of the acquisition, Diane Greene, the former CEO of bebop and a member of our Board of Directors, has joined Google.
Of the total purchase price of $272 million, $28 million was cash acquired, $59 million was attributed to intangible assets, $206 million was attributed to goodwill, and $21 million was attributed to net liabilities assumed. The goodwill of $206 million is primarily attributable to the synergies expected to arise after the acquisition. Goodwill is not expected to be deductible for tax purposes.
Other Acquisitions
During the year ended December 31, 2015, we completed other acquisitions and purchases of intangible assets for total consideration of approximately $263 million. In aggregate, $4 million was cash acquired, $88 million was attributed to intangible assets, $138 million was attributed to goodwill, and $33 million was attributed to net assets acquired. These acquisitions generally enhance the breadth and depth of our offerings, as well as expanding our expertise in engineering and other functional areas. The amount of goodwill expected to be deductible for tax purposes is approximately $20 million.
Pro forma results of operations for these acquisitions have not been presented because they are not material to the consolidated results of operations, either individually or in aggregate.
For all acquisitions and purchases completed during the year ended December 31, 2015, patents and developed technology have a weighted-average useful life of 4.1 years, customer relationships have a weighted-average useful life of 4.0 years, and trade names and other have a weighted-average useful life of 6.8 years.
2014 Acquisitions
Nest
In February 2014, we completed the acquisition of Nest Labs, Inc. (Nest), a company whose mission is to reinvent devices in the home such as thermostats and smoke alarms. Prior to this transaction, we had an approximately 12% ownership interest in Nest. The acquisition is expected to enhance Google's suite of products and services and allow Nest to continue to innovate upon devices in the home, making them more useful, intuitive, and thoughtful, and to reach more users in more countries.
Of the total $2.6 billion purchase price and the fair value of our previously held equity interest of $152 million, $51 million was cash acquired, $430 million was attributed to intangible assets, $2.3 billion was attributed to goodwill, and $84 million was attributed to net liabilities assumed. The goodwill of $2.3 billion is primarily attributable to synergies expected to arise after the acquisition. Goodwill is not expected to be deductible for tax purposes.
This transaction is considered a “step acquisition” under GAAP whereby our ownership interest in Nest held before the acquisition was remeasured to fair value at the date of the acquisition. Such fair value was estimated by using discounted cash flow valuation methodologies. Inputs used in the methodologies primarily included projected future cash flows, discounted at a rate commensurate with the risk involved. The gain of $103 million as a result of remeasurement is included in other income (expense), net, on our Consolidated Statements of Income for the year ended December 31, 2014.
Dropcam
In July 2014, Nest completed the acquisition of Dropcam, Inc. (Dropcam), a company that enables consumers and businesses to monitor their homes and offices via video, for approximately $517 million in cash. With Dropcam on board, Nest expects to continue to reinvent products that will help shape the future of the connected home. Of the total purchase price of $517 million, $11 million was cash acquired, $55 million was attributed to intangible assets, $452 million was attributed to goodwill, and $1 million was attributed to net liabilities assumed. The goodwill of $452 million is primarily attributable to synergies expected to arise after the acquisition. Goodwill is not expected to be deductible for tax purposes.
Skybox
In August 2014, we completed the acquisition of Skybox Imaging, Inc. (Skybox), a satellite imaging company, for approximately $478 million in cash. We expect the acquisition to keep Google Maps accurate with up-to-date imagery and, over time, improve internet access and disaster relief. Of the total purchase price of $478 million, $6 million was cash acquired, $69 million was attributed to intangible assets, $388 million was attributed to goodwill, and $15 million was attributed to net assets acquired. The goodwill of $388 million is primarily attributable to the synergies expected to arise after the acquisition. Goodwill is not expected to be deductible for tax purposes.
Other Acquisitions
During the year ended December 31, 2014, we completed other acquisitions and purchases of intangible assets for total consideration of approximately $1,466 million, which includes the fair value of our previously held equity interest of $33 million. In aggregate, $65 million was cash acquired, $405 million was attributed to intangible assets, $1,045 million was attributed to goodwill, and $49 million was attributed to net liabilities assumed. These acquisitions generally enhance the breadth and depth of our offerings, as well as expanding our expertise in engineering and other functional areas. The amount of goodwill expected to be deductible for tax purposes is approximately $55 million.
Pro forma results of operations for these acquisitions have not been presented because they are not material to the consolidated results of operations, either individually or in aggregate.
For all acquisitions and purchases completed during the year ended December 31, 2014, patents and developed technology have a weighted-average useful life of 5.1 years, customer relationships have a weighted-average useful life of 4.5 years, and trade names and other have a weighted-average useful life of 6.9 years.